Schedule of Investments (unaudited)	iShares® Exponential Technologies ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.2%
IRESS Ltd.	2,276,288	$15,640,347
Megaport Ltd.(a)(b)	3,540,219	13,386,113
Netwealth Group Ltd.	1,585,387	14,406,485
NEXTDC Ltd.(a)	2,456,729	18,851,843
Technology One Ltd.	1,645,161	16,586,207
WiseTech Global Ltd.	416,228	19,065,615
		97,936,610
Canada — 2.7%
Ballard Power Systems Inc.(a)(b)	2,714,131	11,999,590
BlackBerry Ltd.(a)	3,387,092	13,199,872
Boralex Inc., Class A	539,237	15,721,195
Brookfield Renewable Corp., Class A	480,998	16,071,727
Lithium Americas Corp.(a)(b)	623,005	12,452,283
Northland Power Inc.	534,071	13,110,825
		82,555,492
Cayman Islands — 0.3%
NIO Inc.(a)(b)	1,173,840	9,267,748

China — 5.7%
Baidu Inc.(a)	1,041,100	15,670,533
BYD Co. Ltd., Class A	379,000	14,046,305
China Longyuan Power Group Corp. Ltd., Class H	12,929,000	13,568,533
China Resources Power Holdings Co. Ltd.	8,412,000	18,314,836
Ganfeng Lithium Group Co. Ltd., Class A	1,274,660	11,997,489
GDS Holdings Ltd., Class A(a)	6,951,800	13,460,025
Genscript Biotech Corp.(a)	5,520,000	14,591,450
Innovent Biologics Inc.(a)(b)(c)	4,201,000	20,198,699
Li Auto Inc.(a)	1,320,000	15,633,883
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	1,801,684	13,742,363
Tianqi Lithium Corp.(a)	1,812,800	11,382,010
XPeng Inc.(a)	2,649,000	12,648,825
		175,254,951
Denmark — 1.0%
Orsted AS(c)	161,324	14,478,842
Vestas Wind Systems A/S(a)	567,754	15,710,086
		30,188,928
Finland — 1.1%
Nokia OYJ	3,085,470	13,055,090
Wartsila OYJ Abp	1,731,665	20,082,347
		33,137,437
France — 1.5%
Dassault Systemes SE	404,943	16,438,916
Sanofi	155,893	16,800,322
Worldline SA/France(a)(c)	336,102	14,621,348
		47,860,586
Germany — 2.2%
Infineon Technologies AG	459,177	16,721,744
Merck KGaA	81,894	14,689,228
SAP SE	138,892	18,794,328
Siemens AG, Registered	106,798	17,603,761
		67,809,061
Israel — 0.5%
Nice Ltd.(a)	77,966	15,981,442

Italy — 1.2%
Infrastrutture Wireless Italiane SpA(c)	1,484,323	20,601,688
Security	Shares	Value

Italy (continued)
Nexi SpA(a)(c)	1,816,202	$15,059,565
		35,661,253
Japan — 5.1%
Chugai Pharmaceutical Co. Ltd.	556,700	14,365,998
Denso Corp.	283,000	17,082,895
FANUC Corp.	492,500	16,632,313
Harmonic Drive Systems Inc.(b)	558,900	17,087,906
Murata Manufacturing Co. Ltd.	278,000	15,772,656
Nabtesco Corp.	596,000	14,365,697
Taiyo Yuden Co. Ltd.	470,800	14,415,246
TDK Corp.	430,600	14,803,553
Tokyo Electron Ltd.	137,400	15,733,054
Yaskawa Electric Corp.	446,200	18,171,777
		158,431,095
Netherlands — 3.2%
Adyen NV(a)(c)	10,147	16,304,728
ASM International NV	53,525	19,432,221
ASML Holding NV	25,122	15,942,732
NXP Semiconductors NV	90,858	14,877,089
QIAGEN NV(a)	305,314	13,653,870
TomTom NV(a)	2,034,344	17,441,996
		97,652,636
South Korea — 1.0%
Samsung Electro-Mechanics Co. Ltd.	144,950	15,675,646
Samsung SDI Co. Ltd.	27,556	14,300,786
		29,976,432
Spain — 1.2%
Amadeus IT Group SA(a)	281,498	19,785,087
Cellnex Telecom SA(c)	426,580	17,960,723
		37,745,810
Sweden — 1.5%
Sandvik AB	823,394	16,772,381
Swedish Orphan Biovitrum AB(a)	738,900	17,981,489
Telefonaktiebolaget LM Ericsson, Class B	2,347,255	12,923,264
		47,677,134
Switzerland — 2.0%
CRISPR Therapeutics AG(a)(b)	293,876	14,382,291
Novartis AG, Registered	163,772	16,752,872
Roche Holding AG, NVS	46,445	14,543,794
STMicroelectronics NV	396,338	16,954,184
		62,633,141
Taiwan — 1.5%
MediaTek Inc.	640,000	13,916,058
Taiwan Semiconductor Manufacturing Co. Ltd.	965,000	15,802,448
Yageo Corp.	947,000	15,351,763
		45,070,269
United Kingdom — 1.9%
AstraZeneca PLC	108,110	15,909,785
GSK PLC	808,973	14,588,345
Ocado Group PLC(a)	1,778,516	11,319,102
Sage Group PLC (The)	1,531,207	15,791,234
		57,608,466
United States — 62.0%
AbbVie Inc.	90,013	13,602,765
Advanced Micro Devices Inc.(a)(b)	212,276	18,971,106
AeroVironment Inc.(a)(b)	180,534	18,177,968
Agilent Technologies Inc.	96,955	13,130,616
Akamai Technologies Inc.(a)	166,327	13,633,824

Schedule of Investments (unaudited) (continued)	iShares® Exponential Technologies ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Albemarle Corp.	57,788	$10,717,362
Alnylam Pharmaceuticals Inc.(a)(b)	63,861	12,721,111
Alphabet Inc., Class A(a)	156,995	16,851,843
Amazon.com Inc.(a)	168,207	17,737,428
American Tower Corp.	70,620	14,434,022
Analog Devices Inc.	89,645	16,125,343
Ansys Inc.(a)	61,285	19,238,587
Applied Materials Inc.	140,396	15,868,960
Aptiv PLC(a)(b)	152,191	15,654,366
Arista Networks Inc.(a)	117,353	18,795,256
Atlassian Corp., NVS(a)(b)	118,600	17,512,476
Autodesk Inc.(a)	77,071	15,012,660
Biogen Inc.(a)	50,926	15,493,217
BioMarin Pharmaceutical Inc.(a)(b)	143,540	13,785,582
Bio-Techne Corp.	184,416	14,731,150
Blackbaud Inc.(a)(b)	263,479	18,273,586
Block Inc.(a)	243,860	14,824,249
Bloom Energy Corp., Class A(a)(b)	742,382	12,360,660
Box Inc., Class A(a)(b)	535,027	14,156,814
Bristol-Myers Squibb Co.	186,440	12,448,599
Broadcom Inc.	28,720	17,993,080
Broadridge Financial Solutions Inc.	104,662	15,218,901
Cadence Design Systems Inc.(a)	92,758	19,428,163
Celanese Corp.	146,036	15,514,865
ChargePoint Holdings Inc., Class A(a)(b)	1,382,300	11,984,541
Cisco Systems Inc.	307,016	14,506,506
Cloudflare Inc., Class A(a)(b)	336,081	15,812,611
Cogent Communications Holdings Inc.	268,065	18,507,208
Coinbase Global Inc., Class A(a)(b)	360,638	19,398,718
CoStar Group Inc.(a)	185,840	14,300,388
Crowdstrike Holdings Inc., Class A(a)(b)	131,508	15,787,535
Datadog Inc., Class A(a)(b)	218,005	14,689,177
Digital Realty Trust Inc.	136,914	13,575,023
DISH Network Corp., Class A(a)(b)	1,030,631	7,740,039
DocuSign Inc.(a)	353,618	17,482,874
Dropbox Inc., Class A(a)	674,329	13,715,852
DuPont de Nemours Inc.	213,576	14,890,519
Dynatrace Inc.(a)	412,393	17,435,976
Edwards Lifesciences Corp.(a)(b)	205,067	18,041,795
Elastic NV(a)(b)	286,220	16,386,095
Eli Lilly & Co.	40,051	15,854,589
Enphase Energy Inc.(a)	46,602	7,652,048
Envestnet Inc.(a)(b)	226,316	14,343,908
Exact Sciences Corp.(a)	324,181	20,770,277
F5 Inc.(a)(b)	100,218	13,465,290
FactSet Research Systems Inc.	33,072	13,615,412
First Solar Inc.(a)(b)	96,190	17,562,370
Five9 Inc.(a)(b)	230,583	14,951,002
Fortinet Inc.(a)	288,427	18,185,322
Gen Digital, Inc.	657,668	11,620,994
Gilead Sciences Inc.	169,580	13,941,172
Global Payments Inc.	150,679	16,983,030
Guardant Health Inc.(a)	309,460	6,981,418
Guidewire Software Inc.(a)	246,681	18,794,625
Hubbell Inc.	60,327	16,247,268
HubSpot Inc.(a)	53,989	22,726,670
Illumina Inc.(a)(b)	71,383	14,673,489
Incyte Corp.(a)(b)	177,141	13,181,062
Intel Corp.	525,677	16,327,528
Intellia Therapeutics Inc.(a)(b)	390,764	14,751,341
Security	Shares	Value

United States (continued)
Intuit Inc.	38,335	$17,018,823
Intuitive Surgical Inc.(a)(b)	55,575	16,740,302
Ionis Pharmaceuticals Inc.(a)(b)	389,386	13,772,583
Jazz Pharmaceuticals PLC(a)	98,568	13,845,847
Johnson & Johnson	83,976	13,746,871
Keysight Technologies Inc.(a)	83,827	12,124,737
KLA Corp.	38,387	14,838,111
Lam Research Corp.	33,510	17,561,921
Livent Corp.(a)(b)	590,825	12,909,526
Lumen Technologies Inc.	2,712,419	6,428,433
Manhattan Associates Inc.(a)	125,924	20,863,088
MarketAxess Holdings Inc.	54,065	17,212,674
Marqeta Inc., Class A(a)	2,413,237	9,773,610
Merck & Co. Inc.	135,291	15,622,052
Meta Platforms Inc, Class A(a)	130,591	31,383,629
Microchip Technology Inc.	197,957	14,448,881
Micron Technology Inc.	276,565	17,799,723
Microsoft Corp.	61,540	18,908,780
Moderna Inc.(a)(b)	83,252	11,063,358
MongoDB Inc.(a)	83,464	20,028,021
Monolithic Power Systems Inc.	40,443	18,683,453
Nvidia Corp.	92,312	25,615,657
Okta Inc.(a)	241,323	16,537,865
ON Semiconductor Corp.(a)	212,229	15,271,999
Oracle Corp.	189,171	17,918,277
Palantir Technologies Inc., Class A(a)(b)	2,103,992	16,305,938
Palo Alto Networks Inc.(a)	90,369	16,488,728
PerkinElmer Inc.	106,905	13,950,033
Plug Power Inc.(a)(b)	1,087,598	9,821,010
PTC Inc.(a)	122,438	15,401,476
Qorvo Inc.(a)	155,990	14,363,559
Qualcomm Inc.	125,909	14,706,171
Regeneron Pharmaceuticals Inc.(a)	19,459	15,602,032
RingCentral Inc., Class A(a)(b)	421,122	11,606,122
Sabre Corp.(a)(b)	2,542,993	10,171,972
Salesforce Inc.(a)(b)	114,162	22,646,316
SEI Investments Co.	245,383	14,455,513
ServiceNow Inc.(a)(b)	38,366	17,626,108
Skyworks Solutions Inc.	161,797	17,134,302
Snowflake Inc., Class A(a)(b)	108,347	16,044,024
SoFi Technologies Inc.(a)(b)	3,459,307	21,551,483
SolarEdge Technologies Inc.(a)(b)	47,887	13,677,964
Splunk Inc.(a)(b)	177,830	15,336,059
SunPower Corp.(a)(b)	664,900	8,789,978
Sunrun Inc.(a)(b)	519,029	10,920,370
Synopsys Inc.(a)	46,001	17,081,091
Teradyne Inc.	162,807	14,877,304
Tesla Inc.(a)(b)	85,488	14,046,533
Texas Instruments Inc.	85,530	14,300,616
Toast Inc., Class A(a)(b)	864,355	15,731,261
Tradeweb Markets Inc., Class A	231,044	16,267,808
Twilio Inc., Class A(a)	328,478	17,281,228
Tyler Technologies Inc.(a)	48,220	18,276,827
Veeva Systems Inc., Class A(a)	89,984	16,114,335
Vertex Pharmaceuticals Inc.(a)	46,846	15,961,838
VMware Inc., Class A(a)	126,065	15,761,907
Waters Corp.(a)(b)	43,709	13,128,435

Schedule of Investments (unaudited) (continued)	iShares® Exponential Technologies ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zscaler Inc.(a)	130,298	$11,739,850
		1,906,584,643

Total Common Stocks — 98.8%
(Cost: $2,894,805,635)		3,039,033,134
Preferred Stocks

Chile — 0.3%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	157,620	10,670,713

Total Preferred Stocks — 0.3%
(Cost: $9,061,411)		10,670,713

Total Long-Term Investments — 99.1%
(Cost: $2,903,867,046)		3,049,703,847

Short-Term Securities

Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(d)(e)(f)	243,287,291	243,360,277
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(d)(e)	3,090,000	$3,090,000

Total Short-Term Securities — 8.0%
(Cost: $246,393,159)		246,450,277
Total Investments — 107.1%
(Cost: $3,150,260,205)		3,296,154,124
Liabilities in Excess of Other Assets — (7.1)%		(219,366,049)

Net Assets — 100.0%		$3,076,788,075

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$164,930,879	$78,382,183	(a)	$—		$14,506	$32,709	$243,360,277	243,287,291	$1,130,736	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,890,000	—		(2,800,000	)(a)	—	—	3,090,000	3,090,000	66,311		1
BlackRock Inc.(c)	14,603,515	588,715		(15,900,340)		5,205,181	(4,497,071)	—	—	213,368		—
						$5,219,687	$(4,464,362)	$246,450,277		$1,410,415		$1

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	11	06/16/23	$525	$8,317
MSCI Emerging Markets Index	28	06/16/23	1,378	26,201
S&P 500 E-Mini Index	43	06/16/23	9,005	559,432
				$593,950

Schedule of Investments (unaudited) (continued)	iShares® Exponential Technologies ETF
April 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,018,399,515	$1,020,633,619	$—	$3,039,033,134
Preferred Stocks	10,670,713	—	—	10,670,713
Short-Term Securities
Money Market Funds	246,450,277	—	—	246,450,277
	$2,275,520,505	$1,020,633,619	$—	$3,296,154,124
Derivative Financial Instruments(a)
Assets
Equity Contracts	$585,633	$8,317	$—	$593,950

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

4